Investment Objectives and Goals	Nov. 25, 2025
Virtus AlphaSimplex Managed Futures ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus AlphaSimplex Managed Futures ETF RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Virtus AlphaSimplex Managed Futures ETF (the “Fund”) seeks to generate positive absolute returns over time.
Virtus Duff & Phelps Clean Energy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Duff & Phelps Clean Energy ETF RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Virtus Duff & Phelps Clean Energy ETF (the “Fund”) seeks capital appreciation.
Virtus KAR Mid-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus KAR Mid-Cap ETF RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Virtus KAR Mid-Cap ETF (the “Fund”) seeks long-term capital appreciation.
Virtus Newfleet Securitized Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	VIRTUS NEWFLEET SECURITIZED INCOME ETF RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Virtus Newfleet Securitized Income ETF (formerly, Virtus Newfleet ABS/MBS ETF) (the “Fund”) seeks income.
Virtus Newfleet Short Duration Core Plus Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Short Duration Core Plus Bond ETF RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Virtus Newfleet Short Duration Core Plus Bond ETF (the “Fund”) seeks to provide a high level of total return, including current income, while limiting fluctuations in net asset value (“NAV”).
Virtus Newfleet Short Duration High Yield Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Short Duration High Yield Bond ETF RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Virtus Newfleet Short Duration High Yield Bond ETF (the “Fund”) seeks to provide a high level of current income
Objective, Secondary [Text Block]	and, secondarily, capital appreciation.
Virtus Seix AAA Private Credit CLO ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Seix AAA Private Credit CLO ETF RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Virtus Seix AAA Private Credit CLO ETF (the “Fund”) seeks current income and capital preservation.
Virtus Seix Senior Loan ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Seix Senior Loan ETF RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Virtus Seix Senior Loan ETF (the “Fund”) seeks to provide a high level of current income.
Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Stone Harbor Emerging Markets High Yield Bond ETF RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Virtus Stone Harbor Emerging Markets High Yield Bond ETF (the “Fund”) seeks current income
Objective, Secondary [Text Block]	and, secondarily, capital appreciation.
Virtus Terranova U.S. Quality Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Terranova U.S. Quality Momentum ETF RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

Virtus Terranova U.S. Quality Momentum ETF (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Terranova U.S. Quality Momentum Index (the “Underlying Index”).